                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07344

            Morgan Stanley California Insured Municipal Income Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
       (Address of principal executive offices)               (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2006

Date of reporting period: October 31, 2006

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley California Insured Municipal Income Trust performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Trust’s financial statements and a list of Trust investments.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Trust will achieve its investment objective. The Trust is subject to market risk, which is the possibility that market values of securities owned by the Trust will decline and, therefore, the value of the Trust’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Trust.
Income earned by certain securities in the portfolio may be subject to the federal alternative minimum tax (AMT).

Fund Report
For the year ended October 31, 2006

Market Conditions

Against the backdrop of strong economic growth, good employment data and inflationary pressures stemming from rising oil prices, the Federal Open Market Committee (the ‘‘Fed’’) continued its tightening campaign during the first eight months of the reporting period, raising the federal funds target rate six times to 5.25 percent at the end of June. In the months that followed, however, economic growth moderated as consumer spending and housing weakened while inflation concerns eased, prompting the Fed to keep its target rate unchanged for the remainder of the period.

Short-term municipal bonds posted the lowest returns as Fed rate hikes pushed yields in this portion of the market higher. Representative yields on two-year AAA municipals increased from 3.10 percent to 3.50 percent during the period. In contrast, long-term municipal bonds earned the best returns, with yields on 30-year AAA-rated municipal bonds declining from 4.60 percent to 4.10 percent. Accordingly, the spread between long-term and short-term interest rates narrowed and the slope of the municipal yield curve flattened dramatically.

Continued interest in the municipal market by institutional investors and non-traditional buyers such as hedge funds strengthened demand for municipal bonds. However, municipal bond issuance lagged last year’s record pace by 12 percent in the first 10 months of 2006. The overall decline was due in great part to a slowdown of refunding activity to roughly one half of the previous year’s rate. Issuers in California, Texas, Florida, New York and Illinois accounted for about 40 percent of 2006 year-to-date underwriting volume. Bond issues backed by insurance had close to a 50 percent market share.

Strong demand and lower supply helped municipal bond performance keep pace with that of Treasuries. The municipal-to-Treasury yield ratio measures the relative attractiveness of the two sectors. A decline in this ratio indicates that while municipals outperformed Treasuries for the period measured, they also became richer (less attractive) on a relative basis. During the 12-month reporting period, the 30-year municipal-to-Treasury yield ratio declined from 92 to 87 percent. In comparison, this yield ratio reached a high of 102 percent in 2005.

The State of California continued to lead the nation in municipal issuance, despite new volume declines of almost 20 percent. California’s municipal market has benefited from the continued strengthening of its credit fundamentals and the near-term credit outlook for the state is stable. California’s large and diverse economy continued to grow and employment gains were in line with the national average. On the fiscal front, a rebound in capital gain and stock option taxes contributed to higher revenues. In addition, Governor Schwarzenegger has made progress advancing a number of his municipal funding proposals. The state still faces challenges, however, with budget deficits, pension funding litigation and immigration issues among the most significant.

Performance Analysis

For the 12-month period ended October 31, 2006, the net asset value (NAV) of Morgan Stanley California Insured Municipal Income Trust (IIC) increased from $15.04 to $15.38 per share. Based on this change plus reinvestment of tax-free dividends totaling $0.7175 per share and a long-term capital gain distribution of $0.020 per share, the Trust’s total NAV return was 7.74 percent. IIC’s value on the New York Stock Exchange (NYSE) moved from $13.54 to $14.46 per share during the same period. Based on this change plus reinvestment of dividends and distributions, the Trust’s total market return was 12.51 percent. IIC’s NYSE market price was at a 5.98 percent discount to its NAV. During the fiscal period, the Trust purchased and retired 267,600 shares of common stock at a weighted average market discount of 7.14 percent. Past performance is no guarantee of future results.

Monthly dividends for the fourth quarter of 2006, declared in September, decreased from $0.06 to $0.0575 per share. The dividend reflects the current level of the Trust’s net investment income. IIC’s level of undistributed net investment income was $0.070 per share on October 31, 2006, versus $0.091 per share 12 months earlier.1

During the reporting period, the Trust’s interest-rate posture continued to reflect the anticipation of higher rates. As a result, at the end of October the Trust’s option-adjusted duration* including leverage was positioned at 10.4 years. This positioning helped total returns as interest rates rose but tempered performance when rates declined. Purchases during the period favored bonds with maturities of 20 years or longer. The Trust benefited from this emphasis on the long end of the yield curve, as this segment of the market performed strongly.

Another boost to performance came from issues that appreciated significantly when they were pre-refunded. Reflecting a commitment to diversification, the Trust’s net assets of approximately $233 million, including preferred shares, were invested among 12 long-term sectors and 50 credits. As of the close of the period, the Trust’s largest allocations were to the water and sewer, tax allocation and transportation.

As discussed in previous reports, the total income available for distribution to holders of common shares includes incremental income provided by the Trust’s outstanding Auction Rate Preferred Shares (ARPS). ARPS dividends reflect prevailing short-term interest rates on maturities ranging from one week to two years. Incremental income to holders of common shares depends on two factors: the amount of ARPS outstanding and the spread between the portfolio’s cost yield and its ARPS auction rate and expenses. The greater the spread and the higher the amount of ARPS outstanding, the greater the amount of incremental income available for distribution to holders of common shares. The level of net investment income available for distribution to holders of common shares varies with the level of short-term interest rates. ARPS leverage also increases the price volatility of common shares and has the effect of extending portfolio duration.

The Fed’s policy of raising interest rates throughout much of the period increased the cost of ARPS borrowing to the common shareholder, which reduced the benefits of leverage. During this 12-month period, ARPS leverage contributed approximately $0.08 per share to common-share earnings. The Trust has four ARPS series totaling $65 million, representing 28 percent of net assets, including preferred shares. ARPS rates ranged from 2.22 to 5.22 percent during the fiscal period.

The Trust’s procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Trust’s shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. The Trust may also utilize procedures to reduce or eliminate the amount of ARPS outstanding, including their purchase in the open market or in privately negotiated transactions.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment return, net asset value and common share market price will fluctuate and Trust shares, when sold, may be worth more or less than their original cost.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Trust in the future.

[1] Income earned by certain securities in the portfolio may be subject to the federal alternative minimum tax (AMT).
* A measure of the sensitivity of a bond’s price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond’s duration, the greater the effect of interest-rate movements on its price. Typically, trusts with shorter durations perform better in rising-interest-rate environments, while trusts with longer durations perform better when rates decline. Duration calculations are adjusted for leverage.

TOP FIVE SECTORS
Water & Sewer	29.5%
Tax Allocation	18.9
Transportation	17.4
Refunded	16.2
Public Facilities	12.7

CREDIT ENHANCEMENTS
Ambac	29.6%
FSA	25.9
MBIA	22.9
FGIC	16.8
U.S. Government Backed	3.9
XLCA	0.9

Data as of October 31, 2006. Subject to change daily. All percentages for top five sectors are as a percentage of net assets applicable to common shareholders. All percentages for credit enhancements are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

For More Information
About Portfolio Holdings

Each Morgan Stanley trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to trust shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley trust also files a complete schedule of portfolio holdings with the SEC for the trust’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Distribution by Maturity
(% of Long-Term Portfolio) As of October 31, 2006

Weighted Average Maturity: 19 Years(a)

(a)	Where applicable maturities reflect mandatory tenders, puts and call dates.
Portfolio structure is subject to change.

Call and Cost (Book) Yield Structure
(Based on Long-Term Portfolio) As of October 31, 2006

Year Bonds Callable—Weighted Average Call Protection: 7 Years

Cost (Book) Yield(b)—Weighted Average Book Yield: 5.0%

(a)	May include issues initially callable in previous years.
(b)	Cost or ‘‘book’’ yield is the annual income earned on a portfolio investment based on its original purchase price before the Trust’s operating expenses. For example, the Trust is earning a book yield of 5.7% on 4% of the long-term portfolio that is callable in 2007.
Portfolio structure is subject to change .

Morgan Stanley California Insured Municipal Income Trust

Portfolio of Investments October 31, 2006

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	California Tax-Exempt Municipal Bonds (136.6%)
	General Obligation (7.0%)
$780	California, Various Purpose Dtd 04/01/93 (FSA)	5.50%	04/01/19	$785,951
	Los Angeles Unified School District,
4,000	2003 Ser A (MBIA)	5.25	07/01/19	4,411,560
2,000	Ser 2006 F (MBIA)	5.00	07/01/30	2,139,880
3,000	Oakland, Ser 2003 A (MBIA)	5.00	01/15/33	3,138,900
1,000	San Francisco City & County, Laguna Honda Hospital RITES PA 1387 (FSA)	6.905‡	06/15/30	1,218,700
10,780				11,694,991
	Educational Facilities Revenue (8.9%)
	California State University,
2,000	Ser 2003 A (FGIC)	5.25	11/01/21	2,179,460
2,000	Ser 2005 A (Ambac)	5.00	11/01/35	2,119,980
	University of California,
2,000	Ser 2003 B (Ambac)	5.00	05/15/22	2,127,060
5,000	Multi Purpose Ser 2003 Q (FSA)	5.00	09/01/23	5,295,000
1,000	Limited Projects Ser 2005 B (FSA)	5.00	05/15/30	1,057,510
2,000	Multi Purpose Ser Q (FSA)	5.00	09/01/31	2,104,140
14,000				14,883,150
	Electric Revenue (10.7%)
	Los Angeles Department of Water & Power,
4,000	2001 Ser A (FSA)	5.25	07/01/21	4,250,960
5,000	2003 Ser A Subser A-2 (MBIA)	5.00	07/01/27	5,258,400
4,000	Modesto Irrigation District, Ser 2001 A COPs (FSA)	5.00	07/01/26	4,159,240
2,150	Turlock Irrigation District, Refg 1998 Ser A (MBIA)	5.00	01/01/26	2,219,703
2,000	Puerto Rico Electric Power Authority, Ser RR (XLCA)	5.00	07/01/30	2,121,840
17,150				18,010,143
	Hospital Revenue (3.8%)
6,000	University of California, UCLA Medical Center Ser 2004A (Ambac)	5.25	05/15/30	6,400,440
	Mortgage Revenue – Single Family (3.2%)
5,000	California Department of Veterans Affairs, Home Purchase 2002 Ser A (Ambac)	5.35	12/01/27	5,352,100
	Public Facilities Revenue (12.7%)
2,000	Kern County Board of Education, Refg 2006 Ser A COPs (MBIA)	5.00	06/01/31	2,122,660
5,000	Modesto, Community Center Refg 1993 Ser A COPs (Ambac)	5.00	11/01/23	5,563,300
2,000	Sacramento City Financing Authority, 2003 Capital Improvement (Ambac)	5.00	12/01/33	2,098,960
8,000	San Jose Financing Authority, Civic Center Ser 2002 B (Ambac)	5.00	06/01/37	8,312,480
1,000	Simi Valley Public Financing Authority, Ser 2004 COPs (Ambac)	5.00	09/01/30	1,052,530
2,000	Val Verde Unified School District, Ser 2005 B COPs (FGIC)	5.00	01/01/35	2,103,180
20,000				21,253,110

See Notes to Financial Statements

Morgan Stanley California Insured Municipal Income Trust

Portfolio of Investments October 31, 2006 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Recreational Facilities Revenue (3.8%)
$1,000	California Infrastructure & Economic Development Bank, California Science Center Foundation Ser 2006 B (FGIC)	5.00%	05/01/31	$1,062,540
5,000	San Francisco Redevelopment Agency, George R Moscone Convention Center Refg Ser 2002 (FSA)	5.25	07/01/18	5,385,750
6,000				6,448,290
	Tax Allocation Revenue (18.9%)
	Burbank Public Financing Authority,
1,300	Golden State Redev 2003 Ser A (Ambac)	5.25	12/01/22	1,402,245
1,500	Golden State Redev 2003 Ser A (Ambac)	5.25	12/01/23	1,613,175
1,000	Capistrano Unified School District, Community Facilities District #98-2 Ladera Special Tax Ser 2005 (FGIC)	5.00	09/01/29	1,062,650
2,000	Chula Vista Public Financing Authority, Ser A 2005 (MBIA)	5.00	09/01/29	2,113,180
2,000	Culver City Redevelopment Agency, Ser 2005 A (Ambac)	5.00	11/01/25	2,115,420
3,000	La Quinta Financing Authority, Local Agency 2004 Ser A (Ambac)	5.25	09/01/24	3,255,150
2,000	La Quinta Redevelopment Agency, Area #1 Ser 2002 (Ambac)	5.00	09/01/22	2,129,800
3,000	Milpitas Redevelopment Agency, Area #1 Ser 2003 (MBIA)	5.00	09/01/22	3,173,070
	Poway Redevelopment Agency,
4,000	Paguay Redev Project 2003 Ser A (MBIA)‡‡‡	5.25	06/15/22	4,284,260
4,000	Paguay Redev Project 2003 Ser A (MBIA)‡‡‡	5.25	06/15/23	4,284,260
4,000	Paguay Redev Project 2003 Ser A (MBIA)‡‡‡	5.25	06/15/24	4,284,260
2,000	San Jose Redevelopment Agency, Merged Area Ser 2002 (MBIA)	5.00	08/01/32	2,067,600
29,800				31,785,070
	Transportation Facilities Revenue (17.4%)
2,750	Long Beach Harbor, Ser 1995 (AMT) (MBIA)	5.00	05/15/24	2,896,355
10,000	Los Angeles, Harbor Department 2001 A (Ambac)	5.00	08/01/25	10,516,500
3,000	Port of Oakland, 2000 Ser K (AMT) (FGIC)	5.875	11/01/17	3,210,840
5,000	San Francisco Airports Commission, San Francisco Int’l Airport Refg Issue 27A (AMT) (MBIA)	5.25	05/01/26	5,202,850
1,125	San Francisco Bay Area Rapid Transit District, Sales Tax Ser 1998 (Ambac)	5.00	07/01/28	1,156,748
2,000	San Joaquin Hills Transportation Corridor Agency, Toll Road Refg Ser 1997 A (MBIA)	5.25	01/15/30	2,045,580
4,000	San Jose, Airport Ser 2001 A (FGIC)	5.00	03/01/25	4,134,160
27,875				29,163,033
	Water & Sewer Revenue (29.5%)
3,000	California Department of Water Resources, Central Valley Ser Y (FGIC)	5.25	12/01/19	3,272,130
1,000	Camarillo Public Finance Authority, Wastewater Ser 2005 (Ambac)	5.00	06/01/36	1,058,900
	Contra Costa Water District,
5,060	Refg Ser L (FSA)	5.00	10/01/20	5,413,441
2,135	Refg Ser L (FSA)	5.00	10/01/21	2,284,130
2,240	Refg Ser L (FSA)	5.00	10/01/22	2,377,514

See Notes to Financial Statements

Morgan Stanley California Insured Municipal Income Trust

Portfolio of Investments October 31, 2006 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$3,000	East Bay Municipal Utility District, Water Ser 2001 (MBIA)	5.00%	06/01/26	$3,133,350
1,000	Eastern Municipal Water District, Water & Sewer Refg Ser 2006 A COPs (MBIA)	5.00	07/01/32	1,062,560
7,000	Los Angeles Wastewater, Refg Ser 2003 B (FSA)	5.00	06/01/22	7,447,230
	Metropolitan Waterworks District of Southern California,
4,000	2003 Ser B-1 (FGIC)	5.00	10/01/33	4,203,720
2,000	2003 Ser B-1 (FGIC)	5.00	10/01/36	2,100,620
3,000	Sacramento Financing Authority, Water & Capital Improvement 2001 Ser A (Ambac)	5.00	12/01/26	3,133,350
4,000	San Diego County Water Authority, Ser 2004 A COPs (FSA)	5.00	05/01/29	4,234,120
5,000	San Francisco Public Utilities Commission, Water Refg Ser A 2001 (FSA)	5.00	11/01/31	5,195,850
4,690	Santa Maria, Local Water & Refg Ser 1993 COPs (FGIC)	5.50	08/01/21	4,696,988
47,125				49,613,903
	Other Revenue (4.5%)
3,000	California, Economic Recovery Ser 2004 A (MBIA)	5.00	07/01/15	3,282,210
4,000	Golden State Tobacco Securitization Corporation, Enhanced Asset Backed Ser 2005 A (FGIC)	5.00	06/01/38	4,221,080
7,000				7,503,290
	Refunded (16.2%)
6,000	California Department of Water Resources, Power Supply Ser 2002 A (Ambac)	5.375	05/01/12†	6,615,900
4,000	California Infrastructure and Economic Development Bank, Bay Area Toll Bridges Seismic Retrofit First Lien Ser 2003 A (FSA)	5.25	07/01/13†	4,411,560
5,000	Los Angeles County Metropolitan Transportation Authority, Sales Tax Ser 2000 A (FGIC)	5.25	07/01/10†	5,354,050
2,000	San Diego Unified School District,1998 Ser C (FSA)	5.00	07/01/11#	2,155,920
	Puerto Rico Infrastructure Financing Authority,
3,000	2000 Ser A (ETM)	5.375	10/01/24	3,222,990
5,000	2000 Ser A (ETM)††	5.50	10/01/32	5,397,950
25,000				27,158,370
215,730	Total California Tax-Exempt Municipal Bonds (Cost $217,655,741)			229,265,890

See Notes to Financial Statements

Morgan Stanley California Insured Municipal Income Trust

Portfolio of Investments October 31, 2006 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	California Tax-Exempt Short-Term Municipal Obligations (3.7%)
$1,000	California, Ser 2004 B-3 (Demand 11/01/06)	3.36	*%	05/01/34	$1,000,000
2,830	California Health Facilities Financing Authority, Children’s Hospital San Diego Ser 1993 (MBIA) [Called for redemption 11/30/06]	5.75		07/01/23	2,835,320
2,300	Metropolitan Water District of Southern California, Water 2000 Ser B-1 (Demand 11/01/06)	3.36	*	07/01/35	2,300,000
6,130	Total California Tax-Exempt Short-Term Municipal Obligations (Cost $6,116,797)				6,135,320
221,860	Total Investments (Cost $223,772,538) (a)				235,401,210
	Floating Rate Note Obligations Related to Securities Held (−3.6%)
(6,000)	Note with an interest rate of 3.59% at October 31, 2006 and contractual maturities of collateral ranging from 06/15/22 to 06/15/24 (see Note 1D)‡‡ (Cost $(6,000,000))				(6,000,000)

$215,860	Total Net Investments (Cost $217,772,538)	136.7%	229,401,210
	Other Assets in Excess of Liabilities	2.0	3,457,040
	Preferred Shares of Beneficial Interest	(38.7)	(65,000,000)
	Net Assets Applicable to Common Shareholders	100.0%	$167,858,250

Note:	The categories of investments are shown as a percentage of net assets applicable to common shareholders.
AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
ETM	Escrowed to Maturity.
RITES	Residual Interest Tax-Exempt Security (Illiquid security).
†	Prerefunded to call date shown.
#	Crossover refunded to call date shown.
††	A portion of this security has been physically segregated in connection with derivative transactions.
‡	Current coupon rate for inverse floating rate municipal obligation (See Note 8). This rate resets periodically as the auction rate on the related security changes. Position in an inverse floating rate municipal obligation has a total value of $1,218,700 which represents 0.7% of net assets applicable to common shareholders.
‡‡	Floating rate note obligations related to securities held. The interest rate shown reflects the rate in effect at October 31, 2006.
‡‡‡	Underlying security related to an inverse floater entered into by the Trust (See Note 1D).
*	Current coupon of variable rate demand obligation.
(a)	The aggregate cost for federal income tax purposes is $217,764,513. The aggregate gross and net unrealized appreciation is $11,636,697.
Bond Insurance:
Ambac	Ambac Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.
XLCA	XL Capital Assurance Inc

See Notes to Financial Statements

Morgan Stanley California Insured Municipal Income Trust

Financial Statements

Statement of Assets and Liabilities

October 31, 2006

Assets:
Investments in securities, at value (cost $223,772,538)	$235,401,210
Cash	190
Interest receivable	3,670,305
Prepaid expenses and other assets	22,614
Total Assets	239,094,319
Liabilities:
Floating rate note obligations related to securities held	6,000,000
Payable for:
Investment advisory fee	54,940
Common shares of beneficial interest repurchased	33,128
Administration fee	16,279
Transfer agent fee	1,476
Accrued expenses and other payables	130,246
Total Liabilities	6,236,069
Preferred shares of beneficial interest (at liquidation value) (1,000,000 shares authorized of non-participating $.01 par value, 1,300 shares outstanding)	65,000,000
Net Assets Applicable to Common Shareholders	$167,858,250
Composition of Net Assets Applicable to Common Shareholders:
Common shares of beneficial interest (unlimited shares authorized of $.01 par value, 10,915,211 shares outstanding)	$155,119,123
Net unrealized appreciation	11,628,672
Accumulated undistributed net investment income	768,931
Accumulated undistributed net realized gain	341,524
Net Assets Applicable to Common Shareholders	$167,858,250
Net Asset Value Per Common Share
($167,858,250 divided by 10,915,211 common shares outstanding)	$15.38

Statement of Operations

For the year ended October 31, 2006

Net Investment Income:
Interest Income	$11,045,201
Expenses
Investment advisory fee	626,317
Interest and residual trust expenses	217,981
Auction commission fees	205,555
Administration fee	185,575
Professional fees	74,162
Auction agent fees	35,639
Shareholder reports and notices	29,720
Listing fees	19,972
Transfer agent fees and expenses	17,329
Custodian fees	10,379
Trustees’ fees and expenses	7,265
Other	56,070
Total Expenses	1,485,964
Less: expense offset	(10,128)
Net Expenses	1,475,836
Net Investment Income	9,569,365
Net Realized and Unrealized Gain:
Net Realized Gain on:
Investments	309,831
Futures contracts	447,490
Net Realized Gain	757,321
Net Change in Unrealized Appreciation on:
Investments	3,543,312
Futures contracts	(424,278)
Net Appreciation	3,119,034
Net Gain	3,876,355
Dividends to preferred shareholders from net investment income	(1,896,799)
Net Increase	$11,548,921

See Notes to Financial Statements

Morgan Stanley California Insured Municipal Income Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED OCTOBER 31, 2006	FOR THE YEAR ENDED OCTOBER 31, 2005
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$9,569,365	$9,732,803
Net realized gain	757,321	2,073,714
Net change in unrealized appreciation/depreciation	3,119,034	(2,506,591)
Dividends to preferred shareholders from net investment income	(1,896,799)	(1,278,250)
Net Increase	11,548,921	8,021,676
Dividends and Distributions to Common Shareholders from:
Net investment income	(7,918,339)	(8,196,530)
Net realized gain	(222,517)	—
Total Dividends and Distributions	(8,140,856)	(8,196,530)
Decrease from transactions in common shares of beneficial interest	(3,744,859)	(5,387,753)
Net Decrease	(336,794)	(5,562,607)
Net Assets Applicable to Common Shareholders:
Beginning of period	168,195,044	173,757,651
End of Period
(Including accumulated undistributed net investment income of $768,931 and $1,023,197, respectively)	$167,858,250	$168,195,044

See Notes to Financial Statements

Morgan Stanley California Insured Municipal Income Trust

Notes to Financial Statements October 31, 2006

1.   Organization and Accounting Policies

Morgan Stanley California Insured Municipal Income Trust (the ‘‘Trust’’) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company, but operates as a diversified management investment company. The Trust’s investment objective is to provide current income which is exempt from both federal and California income taxes. The Trust was organized as a Massachusetts business trust on November 2, 1992 and commenced operations on February 26, 1993.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Trust is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Trust as unrealized gains and losses. Upon closing of the contract, the Trust realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Morgan Stanley California Insured Municipal Income Trust

Notes to Financial Statements October 31, 2006 continued

D.   Floating Rate Note Obligations Related to Securities Held — The Trust enters into transactions in which it transfers to Dealer Trusts (‘‘Dealer Trusts’’), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The Trust enters into shortfall agreements with the Dealer Trusts which commit the Trust to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts. The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption ‘‘floating rate note obligations’’ on the ‘‘Statement of Assets and Liabilities’’. The Trust records the interest income from the fixed rate bonds under the caption ‘‘Interest Income’’ and records the expenses related to floating rate note obligations and any administrative expenses of the dealer trusts under the caption ‘‘Interest and residual trust expenses’’ in the Trust’s ‘‘Statement of Operations’’. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At October 31, 2006, Trust investments with a value of $12,852,780 are held by the Dealer Trusts and serve as collateral for the $6,000,000 in floating rate note obligations outstanding at that date. Contractual maturities of the floating rate note obligations and interest rates in effect at October 31, 2006 are presented in the ‘‘Portfolio of Investments’’.

E.   Federal Income Tax Policy — It is the Trust’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

F.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

G.    Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’), the Trust pays an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.27% to the Trust’s weekly total net assets including preferred shares.

Morgan Stanley California Insured Municipal Income Trust

Notes to Financial Statements October 31, 2006 continued

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the ‘‘Administrator’’), an affiliate of the Investment Adviser, the Trust pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.08% to the Trust’s weekly total net assets including preferred shares.

3.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 2006, aggregated $10,436,320 and $12,645,144, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser and Administrator, is the Trust’s transfer agent.

The Trust has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended October 31, 2006, included in Trustees’ fees and expenses in the Statement of Operations amounted to $3,987. At October 31, 2006, the Trust had an accrued pension liability of $53,655 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Trust has an unfunded Deferred Compensation Plan (the ‘‘Compensation Plan’’) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Trust.

4.   Preferred Shares of Beneficial Interest

The Trust is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without approval of the common shareholders. The Trust has issued Series 1 through 4 Auction Rate Preferred Shares (‘‘preferred shares’’) which have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

Morgan Stanley California Insured Municipal Income Trust

Notes to Financial Statements October 31, 2006 continued

Dividends, which are cumulative, are reset through auction procedures.

SERIES	SHARES*	AMOUNT IN THOUSANDS*	RATE*	RESET DATE	RANGE OF DIVIDEND RATES**
1	200	$10,000	3.15%	11/06/06	2.27% – 5.22%
2	400	20,000	3.50	11/06/06	2.31 – 4.00
3	500	25,000	3.50	11/06/06	2.22 – 3.69
4	200	10,000	3.25	11/06/06	2.25 – 4.00

*	As of October 31, 2006.
**	For the year ended October 31, 2006.

Subsequent to October 31, 2006 and up through December 1, 2006, the Trust paid dividends to Series 1 through 4 at rates ranging from 2.90% to 3.50% in the aggregate amount of $163,124.

The Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

5.   Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	SHARES	PAR VALUE	CAPITAL PAID IN EXCESS OF PAR VALUE
Balance, October 31, 2004	11,581,462	$115,814	$164,135,921
Treasury shares purchased and retired (weighted average discount 10.92%)*	(398,651)	(3,986)	(5,383,767)
Balance, October 31, 2005	11,182,811	111,828	158,752,154
Treasury shares purchased and retired (weighted average discount 7.14%)*	(267,600)	(2,676)	(3,742,183)
Balance, October 31, 2006	10,915,211	$109,152	$155,009,971

*	The Trustees have voted to retire the shares purchased.

Morgan Stanley California Insured Municipal Income Trust

Notes to Financial Statements October 31, 2006 continued

6.   Dividends to Common Shareholders

On September 26, 2006, the Trust declared the following dividends from net investment income:

AMOUNT PER SHARE	RECORD DATE	PAYABLE DATE
$0.0575	November 3, 2006	November 17, 2006
$0.0575	December 8, 2006	December 22, 2006

7.   Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Trust with the transfer agent and the custodian.

8.   Purposes of and Risks Relating to Certain Financial Instruments

The Trust may invest a portion of its assets in inverse floating rate instruments, either through outright purchases of inverse floating rate securities or through the transfer of bonds to a dealer trust in exchange for cash and residual interests in the dealer trust. These investments are typically used by the Trust in seeking to enhance the yield of the portfolio. These instruments typically involve greater risks than a fixed rate municipal bond. In particular, these instruments are acquired through leverage or may have leverage embedded in them and therefore involve many of the risks associated with leverage. Leverage is a speculative technique that may expose the Trust to greater risk and increased costs. Leverage may cause the Trust’s net asset value to be more volatile than if it had not been leveraged because leverage tends to magnify the effect of any increases or decreases in the value of the Trust’s portfolio securities. The use of leverage may also cause the Trust to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations with respect to inverse floating rate instruments.

To hedge against adverse interest rate changes, the Trust may invest in financial futures contracts or municipal bond index futures contracts (‘‘futures contracts’’).

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

9.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These ‘‘book/tax’’ differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Morgan Stanley California Insured Municipal Income Trust

Notes to Financial Statements October 31, 2006 continued

Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED OCTOBER 31, 2006	FOR THE YEAR ENDED OCTOBER 31, 2005
Tax-exempt income	$9,861,390	$9,524,886
Long-term capital gains	222,515	—
Total distributions	$10,083,905	$9,524,886

As of October 31, 2006, the tax-basis components of accumulated earnings were as follows:

Undistributed tax-exempt income	$815,057
Undistributed long-term gains	341,553
Net accumulated earnings	1,156,610
Temporary differences	(54,180)
Net unrealized appreciation	11,636,697
Total accumulated earnings	$12,739,127

As of October 31, 2006, the Trust had temporary book/tax differences primarily attributable to book amortization of discounts on debt securities and permanent book/tax differences primarily attributable to tax adjustments on debt securities sold by the Trust. To reflect reclassifications arising from the permanent differences, accumulated undistributed net investment income was charged and accumulated undistributed net realized gain was credited $8,493.

10.   New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Trust will adopt FIN 48 for the fiscal year ending 2008 and the impact to the Trust’s financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Trust’s financial statement disclosures.

Morgan Stanley California Insured Municipal Income Trust

Financial Highlights

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED OCTOBER 31,
	2006	2005		2004		2003		2002
Selected Per Share Data:
Net asset value, beginning of period	$15.04	$15.00		$14.84		$15.00		$15.07
Income (loss) from investment operations:
Net investment income*	0.87	0.86		0.86		0.92		1.00
Net realized and unrealized gain (loss)	0.35	(0.05)		0.22		(0.12)		(0.14)
Common share equivalent of dividends paid to preferred shareholders*	(0.17)	(0.11)		(0.10)		(0.08)		(0.11)
Total income from investment operations	1.05	0.70		0.98		0.72		0.75
Less dividends and distributions from:
Net investment income	(0.72)	(0.72)		(0.80)		(0.89)		(0.82)
Net realized gain	(0.02)	—		(0.07)		—		—
Total dividends and distributions	(0.74)	(0.72)		(0.87)		(0.89)		(0.82)
Anti-dilutive effect of acquiring treasury shares*	0.03	0.06		0.05		0.01		0.00
Net asset value, end of period	$15.38	$15.04		$15.00		$14.84		$15.00
Market value, end of period	$14.46	$13.54		$13.63		$13.87		$14.38
Total Return†	12.51%	4.74%		4.78%		2.61%		4.41%
Ratios to Average Net Assets of Common Shareholders:
Total expenses (before expense offset)	0.89%	0.79	% (1)	0.81	% (1)	0.77	% (1)	0.74	% (1)
Total expenses (before expense offset, exclusive of interest and residual trust expenses)	0.76%	0.79	% (1)	0.81	% (1)	0.77	% (1)	0.74	% (1)
Net investment income before preferred stock dividends	5.75%	5.63%		5.82%		6.14%		6.75%
Preferred stock dividends	1.14%	0.74%		0.67%		0.56%		0.77%
Net investment income available to common shareholders	4.61%	4.89%		5.15%		5.58%		5.98%
Supplemental Data:
Net assets applicable to common shareholders, end of period, in thousands	$167,858	$168,195		$173,758		$178,537		$183,538
Asset coverage on preferred shares at end of period	358%	359%		367%		374%		382%
Portfolio turnover rate	5%	13%		16%		64%		16%

*	The per share amounts were computed using an average number of common shares outstanding during the period.
†	Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust’s dividend reinvestment plan. Total return does not reflect brokerage commissions.
(1)	Does not reflect the effect of expense offset of 0.01%.

See Notes to Financial Statements

Morgan Stanley California Insured Municipal Income Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley California Insured Municipal Income Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley California Insured Municipal Income Trust (the ‘‘Trust’’), including the portfolio of investments, as of October 31, 2006, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley California Insured Municipal Income Trust as of October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
January 12, 2007

Morgan Stanley California Insured Municipal Income Trust

Shareholder Voting Results (unaudited)

On October 25, 2006, an annual meeting of the Trust’s shareholders was held for the purpose of voting on the following matters, the results of which were as follows:

Election of Trustees by all Shareholders:

	# of Shares
	For	Withheld	Abstain
Frank L. Bowman	9,115,710	44,566	132,899
Kathleen A. Dennis	9,121,825	38,451	132,899
Edwin J. Garn	9,121,285	38,991	132,899
Michael F. Klein	9,121,285	38,991	132,899
W. Allen Reed	9,111,043	49,233	132,899

Election of Trustees by Preferred Shareholders:

	# of Shares
	For	Withheld	Abstain
Michael E. Nugent	1,038	—	—

No broker ‘‘non-votes’’ were cast in connection with this proposal. Broker ‘‘non-votes’’ are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.

The following Trustees were not standing for reelection at this meeting: Michael Bozic, Wayne E. Hedien, James F. Higgins, Joseph J. Kearns, Dr. Manuel H. Johnson and Fergus Reid.

Morgan Stanley California Insured Municipal Income Trust

Revised Investment Policy (unaudited)

The Trustees approved the following investment policy:

Interest Rate Transactions.     The Trust may enter into interest rate swaps and may purchase or sell interest rate caps, floors and collars. The Trust expects to enter into these transactions primarily to manage interest rate risk, hedge portfolio positions and preserve a return or spread on a particular investment or portion of its portfolio. The Trust may also enter into these transactions to protect against any increase in the price of securities the Trust anticipates purchasing at a later date. The Trust does not intend to use these transactions as speculative investments and will not enter into interest rate swaps or sell interest rate caps or floors where it does not own or have the right to acquire the underlying securities or other instruments providing the income stream the Trust may be obligated to pay. Interest rate swaps involve the exchange by the Trust with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed-rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling the interest rate floor. An interest rate collar combines the elements of purchasing a cap and selling a floor. The collar protects against an interest rate rise above the maximum amount but foregoes the benefit of an interest rate decline below the minimum amount.

The Trust may enter into interest rate swaps, caps, floors and collars on either an asset-based or liability-based basis, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Trust receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Trust’s obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and the Trust segregates an amount of cash and/or liquid securities having an aggregate net asset value at least equal to the accrued excess. If the Trust enters into an interest rate swap on other than a net basis, the Trust would segregate the full amount accrued on a daily basis of the Trust’s obligations with respect to the swap. Interest rate transactions do not constitute senior securities under the 1940 Act when the Trust segregates assets to cover the obligations under the transactions. The Trust will enter into interest rate swap, cap or floor transactions only with counterparties approved by the Trust’s Board of Trustees. The Adviser will monitor the creditworthiness of counterparties to the Trust’s interest rate swap, cap, floor and collar transactions on an ongoing basis. If there is a default by the other party to such a transaction, the Trust will have contractual remedies pursuant to the agreements related to the transaction. To the extent the Trust sells (i.e., writes) caps, floors and collars, it will segregate cash and/or liquid securities having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of the Trust’s net obligations with respect to the caps, floors or collars. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those

Morgan Stanley California Insured Municipal Income Trust

Revised Investment Policy (unaudited) continued

associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of the market values, interest rates and other applicable factors, the investment performance of the Trust would diminish compared with what it would have been if these investment techniques were not used. The use of interest rate swaps, caps, collars and floors may also have the effect of shifting the recognition of income between current and future periods.

These transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Trust is contractually obligated to make. If the other party to an interest rate swap defaults, the Trust’s risk of loss consists of the net amount of interest payments that the Trust contractually is entitled to receive.

Morgan Stanley California Insured Municipal Income Trust

Trustee and Officer Information  (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Frank L. Bowman (61) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006) formerly variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator—Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	163	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.
Michael Bozic (65) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Valuation, Insurance and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	173	Director of various business organizations.

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Trustee and Officer Information  (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Kathleen A. Dennis (53) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	163	None.
Edwin J. Garn (74) 1031 N. Chartwell Court Salt Lake City, UT 84103	Trustee	Since January 1993	Consultant; Director or Trustee of the Retail Funds (since January 1993) and the Institutional Funds (since July 2003); Member of the Utah Regional Advisory Board of Pacific Corp. (utility company); formerly Managing Director of Summit Ventures LLC (lobbying and consulting firm) (2000-2004); United States Senator (R-Utah) (1974-1992) and Chairman, Senate Banking Committee (1980-1986), Mayor of Salt Lake City, Utah (1971-1974), Astronaut, Space Shuttle Discovery (April 12-19, 1985), and Vice Chairman, Huntsman Corporation (chemical company).	173	Director of Franklin Covey (time management systems), BMW Bank of North America, Inc. (industrial loan corporation), Escrow Bank USA (industrial loan corporation); United Space Alliance (joint venture between Lockheed Martin and the Boeing Company) and Nuskin Asia Pacific (multilevel marketing); member of the board of various civic and charitable organizations.

Wayne E. Hedien (72) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since September 1997	Retired; Director or Trustee of the Retail Funds; (Since September 1997) and the Institutional Funds (since July 2003); formerly associated with the Allstate Companies (1966-1994), most recently as Chairman of The Allstate Corporation (March 1993-December 1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July 1989-December 1994).	173	Director of The PMI Group Inc. (private mortgage insurance); Trustee and Vice Chairman of The Field Museum of Natural History; director of various other business and charitable organizations.

Morgan Stanley California Insured Municipal Income Trust

Trustee and Officer Information  (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Dr. Manuel H. Johnson (57) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc., (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C), an international economic commission; formerly Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	173	Director of NVR, Inc. (home construction); Director of KFX Energy; Director of RBS Greenwich Capital Holdings (financial holding company).
Joseph J. Kearns (64) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since July 2003	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly Deputy Chairperson of the Audit Committee (July 2003- September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); formerly CFO of the J. Paul Getty Trust.	174	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.
Michael F. Klein (47) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chief Operating Officer and Managing Director, Aetos Capital, LLC (since March 2000); Chairman of the Fixed-Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee (since August 2006) of various Retail Funds and Institutional Funds; formerly Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	163	Director of certain investment funds managed or sponsored by Aetos Capital LLC.

Morgan Stanley California Insured Municipal Income Trust

Trustee and Officer Information  (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Michael E. Nugent (70) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairman of the Board and Trustee	Chairman of the Board since July 2006 and Trustee since July 1991	General Partner of Triumph Capital, L.P., a private investment partnership; Chairman of the Boards of the Retail Funds and Institutional Funds (since July 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Chairperson of the Insurance Committee (until July 2006); Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	173	None.
W. Allen Reed (59) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Commitee of the Investment Committee (since October 2006) and Director or Trustee (since August 2006) of various Retail Funds and Institutional Funds. President and CEO of General Motors Asset Management; Formerly, Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	163	Director of GMAC (financial services), GMAC Insurance Holdings and Temple-Inland Industries (packaging, banking and forest products); member of the Board of Executives of the Morgan Stanley Capital International Editorial Board; Director of Legg Mason and Director of various investment fund advisory boards.
Fergus Reid (74) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since July 2003	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	174	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Morgan Stanley California Insured Municipal Income Trust

Trustee and Officer Information  (unaudited) continued

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee**	Other Directorships Held by Interested Trustee
James F. Higgins (58) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	173	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’) (the ‘‘Retail Funds’’) or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the ‘‘Institutional Funds’’).
**	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.) as of October 31, 2006.

Morgan Stanley California Insured Municipal Income Trust

Trustee and Officer Information  (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (67) 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003	President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003 to September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001 to July 2003); Chief Administrative Officer of the Investment Adviser, Chief Administrative Officer of Morgan Stanley Services Company Inc.
J. David Germany (52) Morgan Stanley Investment Management Ltd. 25 Cabot Square Canary Wharf, London United Kingdom E144QA	Vice President	Since February 2006	Managing Director and (since December 2005) Chief Investment Officer – Global Fixed Income of Morgan Stanley Investment Management; Managing Director and Director of Morgan Stanley Investment Management Limited; Vice President of the Retail and Institutional Funds (since February 2006).
Dennis F. Shea (53) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 2006	Managing Director and (since February 2006) Chief Investment Officer – Global Equity of Morgan Stanley Investment Management; Vice President of the Retail and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.
Barry Fink (51) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 1997	Managing Director of Morgan Stanley Investment Management; Managing Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds and (since July 2003) the Institutional Funds. Formerly, Secretary, General Counsel and/or Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary and General Counsel of the Retail Funds.
Amy R. Doberman (44) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and the Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing Director and General Counsel – Americas, UBS Global Asset Management (July 2000 to July 2004).
Carsten Otto (42) 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Since October 2004	Managing Director and U.S. Director of Compliance for Morgan Stanley Investment Management (since October 2004); Managing Director and Chief Compliance Officer of Morgan Stanley Investment Management. Formerly, Assistant Secretary and Assistant General Counsel of the Retail Funds.
Stefanie V. Chang Yu (39) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since December 1997	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Investment Adviser.

Morgan Stanley California Insured Municipal Income Trust

Trustee and Officer Information  (unaudited) continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Francis J. Smith (41) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003). Formerly, Vice President of the Retail Funds (September 2002 to July 2003).
Mary E. Mullin (39) 1221 Avenue of the Americas New York, NY 10020	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

*	This is the earliest date the Officer began serving the Retail Funds or the Institutional Funds.

In accordance with Section 303A.12(a) of the New York Stock Exchange Listed Company Manual, the Trust’s Annual CEO Certification certifying as to compliance with NYSE’s Corporate Governance Listing Standards was submitted to the Exchange on November 14, 2006.

The Trust’s Principal Executive Officer and Principal Financial Officer Certifications required by Section 302 of the Sarbanes-Oxley Act 2002 were filed with the Trust’s N-CSR and are available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

2006 Federal Tax Notice (unaudited)

During the year ended October 31, 2006, the Trust paid the following per share amounts from tax-exempt income: $0.72 to common shareholders, $1,499 to Series 1 preferred shareholders, $1,484 to Series 2 preferred shareholders, $1,435 to Series 3 preferred shareholders, and $1,507 to Series 4 preferred shareholders.

For the year ended October 31, 2006, the Trust paid the following per share amounts from long-term capital gains: $0.02 to common shareholders, $22 to Series 1 preferred shareholders, $24 to Series 2 preferred shareholders, $25 to Series 3 preferred shareholders, and $23 to Series 4 preferred shareholders.

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

Investments and services offered through Morgan Stanley DW Inc., member SIPC.

© 2006 Morgan Stanley

RA06-01114P-Y10/06-11CRPT-ANR	MORGAN STANLEY FUNDS
Morgan Stanley California Insured Municipal Income Trust Annual Report October 31, 2006

Item 2. Code of Ethics.

(a) The Trust has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Trust or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f)

     (1) The Trust's Code of Ethics is attached hereto as Exhibit 12 A.

     (2) Not applicable.

     (3) Not applicable.

Item 3. Audit Committee Financial Expert.

The Trust's Board of Trustees has determined that Joseph J. Kearns, an
"independent" Trustee, is an "audit committee financial expert" serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the
Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

                                        2

2006

                                         REGISTRANT     COVERED ENTITIES(1)
                                         ----------     -------------------
   AUDIT FEES ........................     $31,200               N/A
   NON-AUDIT FEES
      AUDIT-RELATED FEES .............     $ 6,096 (2)           $ 5,217,590 (2)
      TAX FEES .......................     $ 4,900 (3)           $ 1,472,895 (4)
      ALL OTHER FEES .................     $   -   (5)           $     -     (5)
   TOTAL NON-AUDIT FEES ..............     $10,996               $ 6,690,485
   TOTAL .............................     $42,196               $ 6,690,485

   2005

                                         REGISTRANT     COVERED ENTITIES(1)
                                         ----------     -------------------
   AUDIT FEES ........................     $30,448               N/A
   NON-AUDIT FEES
      AUDIT-RELATED FEES .............     $ 6,105 (2)           $ 3,215,745 (2)
      TAX FEES .......................     $ 5,026 (3)           $    24,000 (4)
      ALL OTHER FEES .................     $   -   (5)           $     -     (5)
   TOTAL NON-AUDIT FEES ..............     $11,131               $ 3,239,745
   TOTAL .............................     $41,579               $ 3,239,745

N/A- Not applicable, as not required by Item 4.

(1)  Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)  Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)  Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.

(4)  Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

(5)  All other fees represent project management for future business applications and improving business and operational processes.

                                        3

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

     1.   STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent
Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee
("general pre-approval"); or require the specific pre-approval of the Audit
Committee or its delegate ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the
Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the
Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent
Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All
Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1)  This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and
     Procedures (the "Policy"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

                                        4

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors'
independence.

     2.   DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

     3.   AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent
Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit
Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     4.   AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit
Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to
Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters

                                        5

not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.
All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     5.   TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered
Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the
Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit
Committee to which pre-approval has been delegated).

     6.   ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the
Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.
Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.
Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

     8.   PROCEDURES

All requests or applications for services to be provided by the Independent
Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be

                                        6

rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit
Committee will be submitted to the Audit Committee by both the Independent
Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's
Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial
Officer or any member of management.

     9.   ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with
Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

     10.  COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the
Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

          Morgan Stanley Retail Funds
          ---------------------------
          Morgan Stanley Investment Advisors Inc.
          Morgan Stanley & Co. Incorporated
          Morgan Stanley DW Inc.
          Morgan Stanley Investment Management Inc.
          Morgan Stanley Investment Management Limited
          Morgan Stanley Investment Management Private Limited
          Morgan Stanley Asset & Investment Trust Management Co., Limited
          Morgan Stanley Investment Management Company
          Van Kampen Asset Management
          Morgan Stanley Services Company, Inc.
          Morgan Stanley Distributors Inc.
          Morgan Stanley Trust FSB

                                        7

          Morgan Stanley Institutional Funds
          ----------------------------------
          Morgan Stanley Investment Management Inc.
          Morgan Stanley Investment Advisors Inc.
          Morgan Stanley Investment Management Limited
          Morgan Stanley Investment Management Private Limited
          Morgan Stanley Asset & Investment Trust Management Co., Limited
          Morgan Stanley Investment Management Company
          Morgan Stanley & Co. Incorporated
          Morgan Stanley Distribution, Inc.
          Morgan Stanley AIP GP LP
          Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May
6, 2003, the audit committee also is required to pre-approve services to Covered
Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit
Committee's pre-approval policies and procedures (attached hereto).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the
Registrant and Covered Entities is compatible with maintaining the auditors'
independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Trust has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Frank Bowman, Wayne Hedien, Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6.

See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

                                        8

The Trust invests in exclusively non-voting securities and therefore this item is not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

PORTFOLIO MANAGEMENT. As of the date of this report, the Trust is managed by members of the Municipal Fixed Income team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Trust's portfolio and the overall execution of the strategy of the Trust are James F. Willison, a Managing
Director of the Investment Adviser and Joseph R. Arcieri and John Reynoldson,
Executive Directors of the Investment Adviser.

Mr. Willison has been associated with the Investment Adviser in an investment management capacity since January 1980 and began managing the Trust at inception. Mr. Arcieri has been associated with the Investment Adviser in an investment management capacity since January 1986 and began managing the Trust in February 1997. Mr. Reynoldson has been associated with the Investment Adviser in an investment management capacity since April 1987 and began managing the
Trust in January 2002.

The composition of the team may change from time to time.

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS

The following information is as of October 31, 2006:

Mr. Willison managed 22 mutual funds with a total of approximately $7.4 billion in assets; no pooled investment vehicles other than mutual funds; and no other accounts.

Mr. Arcieri managed 19 mutual funds with a total of approximately $5.7 billion in assets; no pooled investment vehicles other than mutual funds; and no other accounts.

Mr. Reynoldson managed 19 mutual funds with a total of approximately $7.7 billion in assets; no pooled investment vehicles other than mutual funds; and no other accounts.

Because the portfolio managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest.
For instance, the Investment Adviser may receive fees from certain accounts that are higher than the fee it receives from the Trust, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio manager may have an incentive to favor the higher and/or performance-based fee accounts over the Trust. The Investment Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

                                        9

PORTFOLIO MANAGER COMPENSATION STRUCTURE

Portfolio managers receive a combination of base compensation and discretionary compensation, comprised of a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all funds/accounts managed by the portfolio manager.

BASE SALARY COMPENSATION. Generally, portfolio managers receive base salary compensation based on the level of their position with the Investment Adviser.

DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation.

Discretionary compensation can include:

-    Cash Bonus.

-    Morgan Stanley's Equity Incentive Compensation Program (EICP) awards -- a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan
     Stanley common stock that are subject to vesting and other conditions.

-    Investment Management Alignment Plan (IMAP) awards -- a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated Funds advised by the Investment Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 100% of the IMAP deferral into a combination of the designated open-end mutual funds they manage that are included in the IMAP fund menu, which may or may not include the Trust.

-    Voluntary Deferred Compensation Plans -- voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and directly or notionally invest the deferred amount: (1) across a range of designated investment Funds, including Funds advised by the Investment Adviser or its affiliates; and/or (2) in Morgan
     Stanley stock units.

Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

-    Investment performance. A portfolio manager's compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three-
     and five-year periods measured against a fund's/account's primary benchmark, indices and/or peer groups where applicable. Generally, the greatest weight is placed on the three- and five-year periods.

                                       10

-    Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

-    Contribution to the business objectives of the Investment Adviser.

-    The dollar amount of assets managed by the portfolio manager.

-    Market compensation survey research by independent third parties.

-    Other qualitative factors, such as contributions to client objectives.

-    Performance of Morgan Stanley and Morgan Stanley Investment Management, and
     the overall performance of the investment team(s) of which the portfolio manager is a member.

SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS

As of October 31, 2006, the portfolio managers did not own any shares of the
Trust.

                                       11

Item 9. Closed-End Fund Repurchases

                    REGISTRANT PURCHASE OF EQUITY SECURITIES

                                                                               (d) Maximum Number
                                                                                (or Approximate
                                                         (c) Total Number of    Dollar Value) of
                        (a) Total                         Shares (or Units)      Shares (or Units)
                        Number of                         Purchased as Part      that May Yet Be
                       Shares (or    (b) Average Price       of Publicly         Purchased Under
                         Units)     Paid per Share (or    Announced Plans or       the Plans or
Period                  Purchased         Unit)               Programs              Programs
--------------------   ----------   ------------------   ------------------    ------------------

November 1, 2005 --
November 30, 2005         26,300         $13.5410                N/A                   N/A
December 1, 2005 --
December 31, 2005         28,200          13.5727                N/A                   N/A
January 1, 2006 --
January 31, 2006          27,000          13.9169                N/A                   N/A
February 1, 2006 --
February 28, 2006         33,000          14.2231                N/A                   N/A
March 1, 2006 --
March 31, 2006            30,600          14.1068                N/A                   N/A
April 1, 2006 --
April 30, 2006            35,100          14.0726                N/A                   N/A
May 1, 2006 --
May 31, 2006              15,600          14.1477                N/A                   N/A
June 1, 2006 --
June 30, 2006             21,300          14.1412                N/A                   N/A
July 1, 2006 --
July 31, 2006             22,400          13.8875                N/A                   N/A
August 1, 2006 --
August 31, 2006            6,700          14.2546                N/A                   N/A
September 1, 2006 --
September 30, 2006         2,100          14.5123                N/A                   N/A
October 1, 2006 --
October 31, 2006          19,300          14.3914                N/A                   N/A
                         -------         --------                ---                   ---
Total                    267,600         $14.0640                N/A                   N/A
                         =======         ========                ===                   ===

                                       12

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to provide reasonable assurance that information required to be disclosed by the
Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's ("SEC")
rules and forms or by the SEC staff, based upon such officers' evaluation of these controls and procedures as of January 12, which is a date within 90 days of the filing date of the report. The Trust's principal executive officer and principal financial officer have also concluded that the Trust's disclosure controls and procedures designed to ensure that information required to be disclosed by the Trust in this Form N-CSR is accumulated and communicated to the
Trust's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure were effective.

Management of the Trust has determined that as of and prior to October 31, 2006, the Trust's fiscal year end, the Trust had a deficiency in its internal control over financial reporting related to the review, analysis and determination of whether certain transfers of municipal securities qualified for sale accounting under the provisions of Statement of Financial Accounting Standards No. 140
"Accounting for Transfers and Servicing of Financial Assets and Extinguishments
of Liabilities." As a result, the Trust's independent registered public accountants advised the Trust that this control deficiency represented a material weakness in internal control over financial reporting as of October 31,
2006. Since October 31, 2006, and prior to the issuance of the Trust's annual report, management has revised its disclosure controls and procedures and its internal control over financial reporting in order to improve the controls'
effectiveness to ensure that transactions in transfers of municipal securities are accounted for properly.

Management notes that other investment companies investing in similar investments over the same time periods had been accounting for such investments in a similar manner as the Trust. Accordingly, other investment companies are also concluding that there was a material weakness in their internal control over financial reporting of such investments. The changes in the Trust's financial statements did not impact the net asset value of the Trust's shares or the Trust's total return for any period.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust's internal control over financial reporting.
However, as discussed above, subsequent to October 31, 2006, the Trust's internal control over financial reporting was revised.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is
attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       13

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley California Insured Municipal Income Trust

/s/ Ronald E. Robison
------------------------------------
Ronald E. Robison
Principal Executive Officer
January 12, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
------------------------------------
Ronald E. Robison
Principal Executive Officer
January 12, 2007

/s/ Francis Smith
------------------------------------
Francis Smith
Principal Financial Officer
January 12, 2007

                                       14

                                                                    EXHIBIT 12 A

      CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS
            ADOPTED SEPTEMBER 28, 2004, AS AMENDED SEPTEMBER 20, 2005

I.   This Code of Ethics (the "Code") for the investment companies within the
     Morgan Stanley complex identified in Exhibit A (collectively, "Funds" and each, a "Fund") applies to each Fund's Principal Executive Officer,
     President, Principal Financial Officer and Treasurer (or persons performing similar functions) ("Covered Officers" each of whom are set forth in
     Exhibit B) for the purpose of promoting:

          o    honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships.

          o    full, fair, accurate, timely and understandable disclosure in reports and documents that a company files with, or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by the Fund;

          o    compliance with applicable laws and governmental rules and regulations;

          o    prompt internal reporting of violations of the Code to an
               appropriate person or persons identified in the Code; and

          o    accountability for adherence to the Code.

               Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. Any question about the application of the Code should be referred to the General Counsel or his/her designee (who is set forth in Exhibit C).

II.  COVERED OFFICERS SHOULD HANDLE ETHICALLY ACTUAL AND APPARENT CONFLICTS OF
     INTEREST

     OVERVIEW. A "conflict of interest" occurs when a Covered Officer's private interest interferes, or appears to interfere, with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a
Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

     Certain conflicts of interest arise out of the relationships between
Covered Officers and the Fund and already are subject to conflict of interest provisions in the

                                       15

Investment Company Act of 1940 ("Investment Company Act") and the Investment
Advisers Act of 1940 ("Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as
"affiliated persons" (as defined in the Investment Company Act) of the Fund. The
Fund's and its investment adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions.
This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside the parameters of this Code, unless or until the General Counsel determines that any violation of such programs and procedures is also a violation of this Code.

     Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between the Fund and its investment adviser of which the Covered
Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund or for the investment adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Fund and its investment adviser. The participation of the Covered
Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the
Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds' Boards of
Directors/Trustees ("Boards") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

     Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the
Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

     Each Covered Officer must not:

          o    use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the
               Fund whereby the Covered Officer would benefit personally
               (directly or indirectly);

          o    cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; or

          o    use material non-public knowledge of portfolio transactions made or contemplated for, or actions proposed to be taken by, the Fund to trade personally or cause others to trade personally in contemplation of the market effect of such transactions.

                                       16

     Each Covered Officer must, at the time of signing this Code, report to the
General Counsel all affiliations or significant business relationships outside the Morgan Stanley complex and must update the report annually.

     Conflict of interest situations should always be approved by the General
Counsel and communicated to the relevant Fund or Fund's Board. Any activity or relationship that would present such a conflict for a Covered Officer would likely also present a conflict for the Covered Officer if an immediate member of the Covered Officer's family living in the same household engages in such an activity or has such a relationship. Examples of these include:

          o    service or significant business relationships as a director on the board of any public or private company;

          o    accepting directly or indirectly, anything of value, including gifts and gratuities in excess of $100 per year from any person or entity with which the Fund has current or prospective business dealings, not including occasional meals or tickets for theatre or sporting events or other similar entertainment; provided it is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of
               impropriety;

          o    any ownership interest in, or any consulting or employment relationship with, any of the Fund's service providers, other than its investment adviser, principal underwriter, or any affiliated person thereof; and

          o    a direct or indirect financial interest in commissions,
               transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership.

III. DISCLOSURE AND COMPLIANCE

          o    Each Covered Officer should familiarize himself/herself with the disclosure and compliance requirements generally applicable to the Funds;

          o    each Covered Officer must not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others, whether within or outside the Fund, including to the Fund's
               Directors/Trustees and auditors, or to governmental regulators and self-regulatory organizations;

          o    each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and their investment advisers with the goal of promoting full, fair, accurate, timely and understandable
               disclosure in the reports and documents the Funds file with, or submit to, the SEC and in other public communications made by the
               Funds; and

                                       17

          o    it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by
               applicable laws, rules and regulations.

IV.  REPORTING AND ACCOUNTABILITY

     Each Covered Officer must:

          o    upon adoption of the Code (thereafter as applicable, upon
               becoming a Covered Officer), affirm in writing to the Boards that he has received, read and understands the Code;

          o    annually thereafter affirm to the Boards that he has complied with the requirements of the Code;

          o    not retaliate against any other Covered Officer, other officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith; and

          o    notify the General Counsel promptly if he/she knows or suspects of any violation of this Code. Failure to do so is itself a violation of this Code.

          The General Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any waivers(2) sought by a Covered Officer must be considered by the Board of the relevant Fund or
Funds.

          The Funds will follow these procedures in investigating and enforcing this Code:

          o    the General Counsel will take all appropriate action to
               investigate any potential violations reported to him;

          o    if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;

          o    any matter that the General Counsel believes is a violation will be reported to the relevant Fund's Audit Committee;

          o    if the directors/trustees/managing general partners who are not
               "interested persons" as defined by the Investment Company Act
               (the "Independent Directors/Trustees/Managing General Partners")
               of the relevant Fund concur that a violation has occurred, they will consider appropriate action,

----------
(2)  Item 2 of Form N-CSR defines "waiver" as "the approval by the registrant of a material departure from a provision of the code of ethics."

                                       18

               which may include review of, and appropriate modifications to, applicable policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a
               recommendation to dismiss the Covered Officer or other
               appropriate disciplinary actions;

          o    the Independent Directors/Trustees/Managing General Partners of
               the relevant Fund will be responsible for granting waivers of this Code, as appropriate; and

          o    any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.   OTHER POLICIES AND PROCEDURES

          This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds' investment advisers, principal underwriters, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code unless any provision of this Code conflicts with any applicable federal or state law, in which case the requirements of such law will govern. The Funds' and their investment advisers' and principal underwriters' codes of ethics under Rule 17j-1 under the Investment Company Act and Morgan Stanley's Code of Ethics are separate requirements applying to the
Covered Officers and others, and are not part of this Code.

VI.  AMENDMENTS

          Any amendments to this Code, other than amendments to Exhibits A, B or C, must be approved or ratified by a majority vote of the Board of each Fund, including a majority of Independent Directors/Trustees/Managing General
Partners.

VII. CONFIDENTIALITY

          All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Independent
Directors/Trustees/Managing General Partners of the relevant Fund or Funds and their counsel, the relevant Fund or Funds and their counsel and the relevant investment adviser and its counsel.

                                       19

VIII. INTERNAL USE

          The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Fund, as to any fact, circumstance, or legal conclusion

I have read and understand the terms of the above Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the above Code.

-------------------------

Date:
     --------------------

                                       20

                                    EXHIBIT A

                                    FUND LIST

                                       AT
                               SEPTEMBER 30, 2006

RETAIL FUNDS

OPEN-END RETAIL FUNDS

     TAXABLE MONEY MARKET FUNDS

1.   Active Assets Government Securities Trust ("AA Government")

2.   Active Assets Institutional Government Securities Trust ("AA Institutional
     Government")

3.   Active Assets Institutional Money Trust ("AA Institutional Money")

4.   Active Assets Money Trust ("AA Money")

5.   Morgan Stanley Liquid Asset Fund Inc. ("Liquid Asset")

6.   Morgan Stanley U.S. Government Money Market Trust ("Government Money")

     TAX-EXEMPT MONEY MARKET FUNDS

7.   Active Assets California Tax-Free Trust ("AA California")

8.   Active Assets Tax-Free Trust ("AA Tax-Free")

9.   Morgan Stanley California Tax-Free Daily Income Trust ("California Tax-Free
     Daily")

10.  Morgan Stanley New York Municipal Money Market Trust ("New York Money")

11.  Morgan Stanley Tax-Free Daily Income Trust ("Tax-Free Daily")

     EQUITY FUNDS

12.  Morgan Stanley Aggressive Equity Fund ("Aggressive Equity")+

13.  Morgan Stanley Allocator Fund ("Allocator Fund")+

14.  Morgan Stanley Capital Opportunities Trust ("Capital Opportunities")+

15.  Morgan Stanley Developing Growth Securities Trust ("Developing Growth")+

16.  Morgan Stanley Dividend Growth Securities Inc. ("Dividend Growth")+

17.  Morgan Stanley Equally-Weighted S&P 500 Fund ("Equally-Weighted S&P 500")+

18.  Morgan Stanley European Equity Fund Inc. ("European Equity")+

19.  Morgan Stanley Financial Services Trust ("Financial Services")+

20.  Morgan Stanley Focus Growth Fund ("Focus Growth")+

21.  Morgan Stanley Fundamental Value Fund ("Fundamental Value")+

                                       21

22.  Morgan Stanley Global Advantage Fund ("Global Advantage")+

23.  Morgan Stanley Global Dividend Growth Securities ("Global Dividend
     Growth")+

24.  Morgan Stanley Global Utilities Fund ("Global Utilities")+

25.  Morgan Stanley Growth Fund ("Growth Fund")+

26.  Morgan Stanley Health Sciences Trust ("Health Sciences")+

27.  Morgan Stanley Institutional Strategies Fund ("Institutional Strategies")+

28.  Morgan Stanley International Fund ("International Fund")+

29.  Morgan Stanley International SmallCap Fund ("International SmallCap")+

30.  Morgan Stanley International Value Equity Fund ("International Value")+

31.  Morgan Stanley Japan Fund ("Japan Fund")+

32.  Morgan Stanley Mid-Cap Value Fund (Mid-Cap Value")+

33.  Morgan Stanley Multi-Asset Class Fund ("Multi-Asset Class")+

34.  Morgan Stanley Nasdaq-100 Index Fund ("Nasdaq-100")+

35.  Morgan Stanley Natural Resource Development Securities Inc. ("Natural
     Resource")+

36.  Morgan Stanley Pacific Growth Fund Inc. ("Pacific Growth")+

37.  Morgan Stanley Real Estate Fund ("Real Estate")+

38.  Morgan Stanley Small-Mid Special Value Fund (Small-Mid Special Value")+

39.  Morgan Stanley S&P 500 Index Fund ("S&P500 Index")+

40.  Morgan Stanley Special Growth Fund ("Special Growth")+

41.  Morgan Stanley Special Value Fund ("Special Value")+

42.  Morgan Stanley Technology Fund ("Technology Fund")+

43.  Morgan Stanley Total Market Index Fund ("Total Market Index")+

44.  Morgan Stanley Total Return Trust ("Total Return")+

45.  Morgan Stanley Utilities Fund ("Utilities Fund")+

46.  Morgan Stanley Value Fund ("Value Fund")+

     BALANCED FUNDS

47.  Morgan Stanley Balanced Growth Fund ("Balanced")+

     ASSET ALLOCATION FUND

48.  Morgan Stanley Strategist Fund ("Strategist Fund")+

     TAXABLE FIXED-INCOME FUNDS

49.  Morgan Stanley Convertible Securities Trust ("Convertible Securities")+

50.  Morgan Stanley Flexible Income Trust ("Flexible Income")+

51.  Morgan Stanley Income Trust ("Income Trust")+

52.  Morgan Stanley High Yield Securities Inc. ("High Yield Securities")+

53.  Morgan Stanley Limited Duration Fund ("Limited Duration Fund")

54.  Morgan Stanley Limited Duration U.S. Treasury Trust ("Limited Duration
     Treasury")

55.  Morgan Stanley Mortgage Securities Trust ("Mortgage Securities")+

56.  Morgan Stanley U.S. Government Securities Trust ("Government Securities")+

                                       22

     TAX-EXEMPT FIXED-INCOME FUNDS

57.  Morgan Stanley California Tax-Free Income Fund ("California Tax-Free")+

58.  Morgan Stanley Limited Term Municipal Trust ("Limited Term Municipal")

59.  Morgan Stanley New York Tax-Free Income Fund ("New York Tax-Free")+

60.  Morgan Stanley Tax-Exempt Securities Trust ("Tax-Exempt Securities")+

     SPECIAL PURPOSE FUNDS

61.  Morgan Stanley Select Dimensions Investment Series ("Select Dimensions")

          o    Balanced Growth Portfolio

          o    Capital Opportunities Portfolio

          o    Developing Growth Portfolio

          o    Dividend Growth Portfolio

          o    Equally-Weighted S&P 500 Portfolio

          o    Flexible Income Portfolio

          o    Focus Growth Portfolio

          o    Global Equity Portfolio

          o    Growth Portfolio

          o    Money Market Portfolio

          o    Utilities Portfolio

62.  Morgan Stanley Variable Investment Series ("Variable Investment")

          o    Aggressive Equity Portfolio

          o    Dividend Growth Portfolio

          o    Equity Portfolio

          o    European Equity Portfolio

          o    Global Advantage Portfolio

          o    Global Dividend Growth Portfolio

          o    High Yield Portfolio

          o    Income Builder Portfolio

          o    Limited Duration Portfolio

          o    Money Market Portfolio

          o    Income Plus Portfolio

          o    S&P 500 Index Portfolio

          o    Strategist Portfolio

          o    Utilities Portfolio

CLOSED-END RETAIL FUNDS

     TAXABLE FIXED-INCOME CLOSED-END FUNDS

63.  Morgan Stanley Government Income Trust ("Government Income")

64.  Morgan Stanley Income Securities Inc. ("Income Securities")

                                       23

65.  Morgan Stanley Prime Income Trust ("Prime Income")

     TAX-EXEMPT FIXED-INCOME CLOSED-END FUNDS

66.  Morgan Stanley California Insured Municipal Income Trust ("California
     Insured Municipal")

67.  Morgan Stanley California Quality Municipal Securities ("California Quality
     Municipal")

68.  Morgan Stanley Insured California Municipal Securities ("Insured California
     Securities")

69.  Morgan Stanley Insured Municipal Bond Trust ("Insured Municipal Bond")

70.  Morgan Stanley Insured Municipal Income Trust ("Insured Municipal Income")

71.  Morgan Stanley Insured Municipal Securities ("Insured Municipal
     Securities")

72.  Morgan Stanley Insured Municipal Trust ("Insured Municipal Trust")

73.  Morgan Stanley Municipal Income Opportunities Trust ("Municipal
     Opportunities")

74.  Morgan Stanley Municipal Income Opportunities Trust II ("Municipal
     Opportunities II")

75.  Morgan Stanley Municipal Income Opportunities Trust III ("Municipal
     Opportunities III")

76.  Morgan Stanley Municipal Premium Income Trust ("Municipal Premium")

77.  Morgan Stanley New York Quality Municipal Securities ("New York Quality
     Municipal")

78.  Morgan Stanley Quality Municipal Income Trust ("Quality Municipal Income")

79.  Morgan Stanley Quality Municipal Investment Trust ("Quality Municipal
     Investment")

80.  Morgan Stanley Quality Municipal Securities ("Quality Municipal
     Securities")

+- Denotes Retail Multi-Class Fund

                               INSTITUTIONAL FUNDS

OPEN-END INSTITUTIONAL FUNDS

1.   Morgan Stanley Institutional Fund, Inc. ("Institutional Fund Inc.")

     Active Portfolios:

          o    Active International Allocation Portfolio

          o    Emerging Markets Portfolio

          o    Emerging Markets Debt Portfolio

          o    Focus Equity Portfolio

          o    Global Franchise Portfolio

          o    Global Real Estate Portfolio

          o    Global Value Equity Portfolio

          o    International Equity Portfolio

          o    International Growth Equity Portfolio

                                       24

          o    International Magnum Portfolio

          o    International Real Estate Portfolio

          o    International Small Cap Portfolio

          o    Large Cap Relative Value Portfolio

          o    Money Market Portfolio

          o    Municipal Money Market Portfolio

          o    Small Company Growth Portfolio

          o    Systematic Active Large Cap Core Portfolio

          o    Systematic Active Small Cap Core Portfolio

          o    Systematic Active Small Cap Growth Portfolio

          o    Systematic Active Small Cap Value Portfolio

          o    U.S. Large Cap Growth Portfolio

          o    U.S. Real Estate Portfolio

     Inactive Portfolios*:

          o    China Growth Portfolio

          o    Gold Portfolio

          o    Large Cap Relative Value Portfolio

          o    MicroCap Portfolio

          o    Mortgage-Backed Securities Portfolio

          o    Municipal Bond Portfolio

          o    U.S. Equity Plus Portfolio

2.   Morgan Stanley Institutional Fund Trust ("Institutional Fund Trust")

     Active Portfolios:

          o    Advisory Portfolio

          o    Advisory Foreign Fixed Income II Portfolio

          o    Advisory Foreign Fixed Income Portfolio

          o    Balanced Portfolio

          o    Core Fixed Income Portfolio

          o    Core Plus Fixed Income Portfolio

          o    Equity Portfolio

          o    Equity Plus Portfolio

          o    High Yield Portfolio

          o    Intermediate Duration Portfolio

          o    International Fixed Income Portfolio

          o    Investment Grade Fixed Income Portfolio

          o    Limited Duration Portfolio

----------
*    Have not commenced or have ceased operations

                                       25

          o    Long Duration Fixed Income Portfolio

          o    Mid-Cap Growth Portfolio

          o    Municipal Portfolio

          o    U.S. Mid-Cap Value Portfolio

          o    U.S. Small-Cap Value Portfolio

          o    Value Portfolio

     Inactive Portfolios*:

          o    Balanced Plus Portfolio

          o    Growth Portfolio

          o    Investment Grade Credit Advisory Portfolio

          o    Mortgage Advisory Portfolio

          o    New York Municipal Portfolio

          o    Targeted Duration Portfolio

          o    Value II Portfolio

3.   The Universal Institutional Funds, Inc. ("Universal Funds")

     Active Portfolios:

          o    Core Plus Fixed Income Portfolio

          o    Emerging Markets Debt Portfolio

          o    Emerging Markets Equity Portfolio

          o    Equity and Income Portfolio

          o    Equity Growth Portfolio

          o    Global Franchise Portfolio

          o    Global Real Estate Portfolio

          o    Global Value Equity Portfolio

          o    High Yield Portfolio

          o    International Growth Equity Portfolio

          o    International Magnum Portfolio

          o    Mid-Cap Growth Portfolio

          o    Small Company Growth Portfolio

          o    U.S. Mid-Cap Value Portfolio

          o    U.S. Real Estate Portfolio

          o    Value Portfolio

     Inactive Portfolios*:

          o    Balanced Portfolio

          o    Capital Preservation Portfolio

          o    Core Equity Portfolio

          o    International Fixed Income Portfolio

                                       26

          o    Investment Grade Fixed Income Portfolio

          o    Latin American Portfolio

          o    Multi-Asset Class Portfolio

          o    Targeted Duration Portfolio

4.   Morgan Stanley Institutional Liquidity Funds ("Liquidity Funds")

     Active Portfolios:

          o    Government Portfolio

          o    Money Market Portfolio

          o    Prime Portfolio

          o    Tax-Exempt Portfolio

          o    Treasury Portfolio

     Inactive Portfolios*:

          o    Government Securities Portfolio

          o    Treasury Securities Portfolio

CLOSED-END INSTITUTIONAL FUNDS

5.   Morgan Stanley Asia-Pacific Fund, Inc. ("Asia-Pacific Fund")
6.   Morgan Stanley Eastern Europe Fund, Inc. ("Eastern Europe")
7.   Morgan Stanley Emerging Markets Debt Fund, Inc. ("Emerging Markets Debt")
8.   Morgan Stanley Emerging Markets Fund, Inc. ("Emerging Markets Fund")
9.   Morgan Stanley Global Opportunity Bond Fund, Inc. ("Global Opportunity")
10.  Morgan Stanley High Yield Fund, Inc. ("High Yield Fund")
11.  The Latin American Discovery Fund, Inc. ("Latin American Discovery")
12   The Malaysia Fund, Inc. ("Malaysia Fund")
13.  The Thai Fund, Inc. ("Thai Fund")
14.  The Turkish Investment Fund, Inc. ("Turkish Investment")
15.  India Investment Fund ("India Investment")

CLOSED-END FUND OF HEDGE FUNDS

16.  Morgan Stanley Institutional Fund of Hedge Funds ("Fund of Hedge Funds")

                                 IN REGISTRATION

MORGAN STANLEY RETAIL FUNDS

1.   Morgan Stanley American Franchise Fund

----------
*    Have not commenced or have ceased operations

                                       27

FUNDS OF HEDGE FUNDS

1.   Morgan Stanley Absolute Return Fund

2.   Morgan Stanley Institutional Fund of Hedge Funds II

                                       28

                                    EXHIBIT B

                               INSTITUTIONAL FUNDS
                                COVERED OFFICERS

          Ronald E. Robison -President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                  RETAIL FUNDS
                                COVERED OFFICERS

          Ronald E. Robison -President and Principal Executive Officer
              Francis Smith - Chief Financial Officer and Treasurer

                   MORGAN STANLEY INDIA INVESTMENT FUND, INC.
                                COVERED OFFICERS

          Ronald E. Robison - President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                       29

                                    EXHIBIT C

                                 GENERAL COUNSEL

                                 Amy R. Doberman

                                       30

                                                                   EXHIBIT 12 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley California
     Insured Municipal Income Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       31

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: January 12, 2007

                                        /s/ Ronald E. Robison
                                        ----------------------------------------
                                        Ronald E. Robison
                                        Principal Executive Officer

                                       32

                                                                   EXHIBIT 12 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley California
     Insured Municipal Income Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       33

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: January 12, 2007

                                        /s/ Francis Smith
                                        ----------------------------------------
                                        Francis Smith
                                        Principal Financial Officer

                                       34

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley California Insured Municipal Income Trust

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended October 31, 2006 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: January 12, 2007                  /s/ Ronald E. Robison
                                        ----------------------------------------
                                        Ronald E. Robison
                                        Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley California Insured Municipal Income Trust and will be retained by Morgan Stanley California Insured Municipal Income Trust and
furnished to the Securities and Exchange Commission or its staff upon request.

                                       35

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley California Insured Municipal Income Trust

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended October 31, 2006 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: January 12, 2007                  /s/ Francis Smith
                                        ----------------------------------------
                                        Francis Smith
                                        Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley California Insured Municipal Income Trust and will be retained by Morgan Stanley California Insured Municipal Income Trust and
furnished to the Securities and Exchange Commission or its staff upon request.

                                       36